Consolidated Balance Sheets Detail - Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Schedule Of Accrued Liabilities [Line Items]
Vendor inventory liabilities	$ 244	$ 130
Warranty	204	318	408	459
Royalties	106	501
Carrier liabilities	153	141
Other	507	764
Accrued liabilities total	$ 1,214	$ 1,854
Other Accrued Liabilities As Percentage Of Current Liabilities Maximum	5.00%